UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811- 08049

RENAISSANCE CAPITAL GREENWICH FUNDS

(Exact name of registrant as specified in charter)

2 Greenwich Plaza, Greenwich, Connecticut 06830

(Address of principal executive offices)                  (Zip code)

Emile R. Molineaux, General Counsel

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (203) 622-2978

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2009 - June 30, 2010

ITEM 1. PROXY VOTING RECORD:

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2010 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

(c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Renaissance Capital Greenwich Funds

By (Signature and Title)       /s/ William K. Smith

         William K. Smith, President

Date August 17, 2010

Registrant: Renaissance Capital Greenwich Funds: The IPO Aftermarket Fund								Item 1, Exhibit A
Investment Company Act file number: 811-08049
Reporting Period: July 1, 2009 through June 30, 2010

FORM N-PX - PROXY VOTING RECORD REQUIREMENTS
	(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For/Against Management
1	Rue21, inc.	RUE	781295100	4/13/2010	1. Elect two directors to board	Issuer	Yes	For	For
					2. Ratify appointment of Ernst & Young LLP as Independent Public Accountant	Issuer	Yes	For	For
2	Salesforce.com, Inc.	CRM	79466L302	6/10/2010	1. Elect three directors to the board	Issuer	Yes	For	For
					2. Ratify the appointment of Ernst & Young LLP as Independent Public Accountant	Issuer	Yes	For	For
3	STR Holdings, Inc.	STRI	78478V100	6/3/2010	1. Elect eight directors to the board	Issuer	Yes	For	For
					2. Ratify the appointment of Pricewaterhousecoopers LLP as Independent Public Accountant	Issuer	Yes	For	For
4	Graham Packaging Company, Inc.	GRM	334701108	6/9/2010	1. Elect two directors	Issuer	Yes	For	For
					2. Ratify the appointment of Deloitte & Touche LLP as Independent Public Accountant	Issuer	Yes	For	For
5	Fortinet, Inc.	FTNT	3.50E+113	6/22/2010	1. Elect two directors to the board	Issuer	Yes	For	For
					2. Ratify appointment of Deloitte & Touche as Independent Public Accountant	Issuer	Yes	For	For
6	Vitamin Shoppe, Inc.	VSI	9.28E+105	6/2/2010	1. Elect ten directors to the board	Issuer	Yes	For	For
					2. Approve the adoption of the 2010 Employee Stock Purchase Plan	Issuer	Yes	For	For
					3. Ratify appointment of Deloitte & Touche LLC as Independent Public Accountant	Issuer	Yes	For	For
7	Dollar General	DG	256677105	6/3/2010	1. Elect seven directors to the board	Issuer	Yes	For	For
					2. Ratify appointment of Ernst & Young LLP as Independent Public Accountant	Issuer	Yes	For	For
8	Concho Resources	CXO	20605P101	6/9/2010	1. Elect two directors to the board.	Issuer	Yes	For	For
					2. Rafify the appointment of Grant Thornton LLP as the Independent Public Accountant	Issuer	Yes	For	For
9	Team Health Holdings, Inc.	TMH	87817A107	5/26/2010	1. Elect three directors to the board	Issuer	Yes	For	For
					2. Ratify appointment of Ernst & Young LLP as the Independent Public Accountant	Issuer	Yes	For	For
					3. Approve the 2010 Employees Stock Purchase Plan	Issuer	Yes	For	For
					4. Approve the 2010 Nonqualified Stock Purchase Plan	Issuer	Yes	For	For
10	Kraton Performance Polymers, Inc.	KRA	50077C106	5/27/2010	1. Elect four directors to board	Issuer	Yes	For	For
					2. Ratify appointment of KPMG LLP as Independent Public Accountant	Issuer	Yes	For	For
11	ITC Holdings Corp.	ITC	465685105	5/19/2010	1. Elect seven directors to the board	Issuer	Yes	For	For
					2. Ratify appointment of Deloitte & Touche LLP as Independent Public Accountant	Issuer	Yes	For	For
12	MSCI, Inc.	MSCI	55354G100	2/23/2010	1. Elect nine directors to the board	Issuer	Yes	For	For
					2. Ratify the appointment of Deloitte & Touche LLP as Independent Public Accountant	Issuer	Yes	For	For
13	Cellcom Israel LTD	CEL	M2196U109	4/7/2010	1. Elect 11 directors to the board	Issuer	Yes	For	For
					2. Ratify the appointment of Somekh Chaikin as the Independent Public Accountant	Issuer	Yes	For	For
14	Avago Technologies LTD	AVGO	Y0486S104	3/31/2010	1. Elect 11 directors to the board	Issuer	Yes	For	For
					2. Approve the reappointment of PricewaterhouseCoopers LLP as the Independent Public Accountant	Issuer	Yes	For	For
					3. Approve Board cash compensation	Issuer	Yes	Against	Against
					4. Approve general authorization for directors to allot and issue ordinary shares	Issuer	Yes	For	For
					5. Approve share purchase mandate	Issuer	Yes	For	For
15	Banco Santander Brasil SA	BSBR	05967A107	2/3/2010	1. Elect three directors to the board	Issuer	Yes	For	For
					2. Approve purchase option plan	Issuer	Yes	For	For
16	Perfect World Co. LTD	PWRD	71372U104	1/14/2010	1. Amendments of Sections 3.1 and 5.2 of the amended and restated Share Incentive Plan.	Issuer	Yes	For	For
					2. Elect two directors to the board.	Issuer	Yes	For	For
					3. Ratify the appointment of PricewaterhouseCoopers as independent auditor for fiscal 2008	Issuer	Yes	For	For
					4. Ratify the appointment of PricewaterhouseCoopers as independent auditor	Issuer	Yes	For	For
					5. Approve various resolutions	Issuer	Yes	For	For
17	VISA, Inc.	V	92826C839	1/20/2010	1. Elect five directors to the board.	Issuer	Yes	For	For
					2. Ratify appointment of KPMG LLP as independent auditor	Issuer	Yes	For	For
18	Celcom Israel LTD	CEL	M2196U109	9/2/2009	1. Elect nine directors to the board	Issuer	Yes	For	For
					2. Reappoint Comekh Chaikin as independent auditor	Issuer	Yes	For	For